Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Components Of Comprehensive Income (Loss)

Year ended December 31 (millions)	2011	2010	2009
Consolidated net income before discontinued operations	$141.2	$164.1	$175.9
Income from discontinued operations, net of tax	–	77.2	17.1

Total	141.2	241.3	193.0

Other comprehensive income (loss)
Foreign currency translation adjustments	(46.3)	31.9	78.1
Foreign currency translation reclassification adjustment	–	(7.7)	–
Postretirement adjustments, net of tax of $(20.3), $22.1 and $(94.0)	(728.5)	62.7	(212.7)

Total other comprehensive income (loss)	(774.8)	86.9	(134.6)

Consolidated comprehensive income (loss)	(633.6)	328.2	58.4
Comprehensive income (loss) attributable to noncontrolling interests	5.0	6.9	(22.0)

Comprehensive income (loss) attributable to Unisys Corporation	$(638.6)	$321.3	$80.4

Accumulated Other Comprehensive Income (Loss)

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2008	$(2,904.6)	$(701.5)	$(2,203.1)
Change during period	(108.9)	71.6	(180.5)

Balance at December 31, 2009	(3,013.5)	(629.9)	(2,383.6)
Change during period	85.2	25.7	59.5

Balance at December 31, 2010	(2,928.3)	(604.2)	(2,324.1)
Change during period	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	$(3,700.9)	$(649.1)	$(3,051.8)

Changes In Preferred Stock, Common Stock And Treasury Stock

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2008	–	37.2	.2
Stock-based compensation	–	.1	–
Shares issued in debt exchange	–	5.2	–

Balance at December 31, 2009	–	42.5	.2
Stock-based compensation	–	.4	.1

Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3